INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)	$ 217
Continuing Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	53	71	75
Discontinued Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 0	$ 0	$ 0